OTHER INCOME AND EXPENSES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Expense
Remeasurement of contingent consideration (note 29.9.1)	$ 0	$ (4,694)	$ (2,431)
Impairment of cryptocurrencies (note 16)	(1,017)	(80)	0
Fixed and intangibles assets derecognition and disposals	(1,632)	(579)	(680)
Other	(293)	(182)	(84)
Subtotal	(2,942)	(5,535)	(3,195)
Other Income
Remeasurement of call/put option over non-controlling interest	180	0	0
Remeasurement at FV of investment in associates (note 12.2)	0	1,538	0
Remeasurement of contingent consideration (note 29.9.1)	967	0	0
Gain from sale of financial instrument	0	0	800
Other	1,400	628	508
Subtotal	2,547	2,166	1,308
Total	$ (395)	$ (3,369)	$ (1,887)